Intangible assets and goodwill_Details of allocated goodwill based on each cash generating unit (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 350,682,000,000		₩ 153,602,000,000
Description of basis on which unit's recoverable amount has been determined		The recoverable amount of the cash-generating unit is measured at larger amount among the fair value less costs to sell or the value to use.
Description of valuation techniques used to measure fair value less costs of disposal		The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm's length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit.
Description of key assumptions on which management has based cash flow projections		Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group estimates cash flows based on an annual growth rate of up to 4.0% in relation to cash flows after the longest period. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units.
Explanation of main events and circumstances that led to recognition of impairment losses and reversals of impairment losses		The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs. As a result of the impairment test on goodwill, it is determined that the carrying amount of the cash-generating unit to which the goodwill has been allocated will not exceed the recoverable amount.
Woori Asset Management Corp.
Disclosure of information for cash-generating units [Line Items]
Goodwill		₩ 43,036,000,000	[1]	0
Discount rate		7.30%
Terminal growth rate		1.00%
Recoverable amount		₩ 145,820,000,000
Carrying amount		106,735,000,000
Woori Global Asset Management Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill		₩ 2,030,000,000	[1]	0
Discount rate		8.80%
Terminal growth rate		1.00%
Recoverable amount		₩ 45,367,000,000
Carrying amount		29,577,000,000
Woori Asset Trust Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill		141,780,000,000	[1]	0
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[2]	₩ 106,173,000,000		98,229,000,000
Discount rate		18.30%
Terminal growth rate		4.00%
Recoverable amount		₩ 952,692,000,000
Carrying amount		577,075,000,000
WB Finance Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[3]	₩ 49,374,000,000		47,681,000,000	[1]
Discount rate		17.30%
Terminal growth rate		3.00%
Recoverable amount		₩ 133,149,000,000
Carrying amount		93,143,000,000
Others
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[3]	₩ 8,289,000,000		₩ 7,692,000,000

[1]	Goodwill is allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating or sub-sectors.
[2]	The Group has acquired Saudara Bank to expand retail sales in Indonesia, and recognized the goodwill as it is expected to strengthen our competitiveness by securing a local sales network in Indonesia.
[3]	The Group has acquired VisionFund Cambodia to expand Cambodian retail sales, and recognized goodwill based on the economies of scale and acquired customer base.